Cover	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2020
Current Fiscal Year End Date	--12-31
Entity File Number	001-31528
Entity Registrant Name	IAMGOLD CORPORATION
Entity Central Index Key	0001203464
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
ICFR Auditor Attestation Flag	true
Amendment Flag	false
Entity Incorporation, State or Country Code	Z4
Entity Primary SIC Number	1040
Entity Address, Address Line One	401 Bay Street
Entity Address, Address Line Two	Suite 3200
Entity Address, Address Line Three	P.O. Box 153
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M5H 2Y4
City Area Code	416
Local Phone Number	360-4710
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	IAG
Security Exchange Name	NYSE
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
Entity Common Stock, Shares Outstanding	475,316,176
Business Contact
Document Information [Line Items]
Contact Personnel Name	DL Services, Inc.
Entity Address, Address Line One	701 5th Avenue
Entity Address, Address Line Two	Suite 6100
Entity Address, City or Town	Seattle
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98104
City Area Code	206
Local Phone Number	903-8800